Insurance - Incurred Claims by Accident Year (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net undiscounted provision for unpaid claims	$ 4,650
Effect of discounting	(412)
Provision for adverse deviation	414
Net provision for unpaid claims	4,652
2009 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	3,699
Current estimates of cumulative claims	4,055
Cumulative payments to date	(3,907)
Net undiscounted provision for unpaid claims	148
2010 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	1,742
Current estimates of cumulative claims	1,883
Cumulative payments to date	(1,816)
Net undiscounted provision for unpaid claims	67
2011 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	1,724
Current estimates of cumulative claims	1,696
Cumulative payments to date	(1,621)
Net undiscounted provision for unpaid claims	75
2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	1,830
Current estimates of cumulative claims	1,793
Cumulative payments to date	(1,651)
Net undiscounted provision for unpaid claims	142
2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	2,245
Current estimates of cumulative claims	2,047
Cumulative payments to date	(1,826)
Net undiscounted provision for unpaid claims	221
2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	2,465
Current estimates of cumulative claims	2,147
Cumulative payments to date	(1,783)
Net undiscounted provision for unpaid claims	364
2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	2,409
Current estimates of cumulative claims	2,234
Cumulative payments to date	(1,657)
Net undiscounted provision for unpaid claims	577
2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	2,438
Current estimates of cumulative claims	2,334
Cumulative payments to date	(1,568)
Net undiscounted provision for unpaid claims	766
2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	2,425
Current estimates of cumulative claims	2,307
Cumulative payments to date	(1,425)
Net undiscounted provision for unpaid claims	882
Two thousand eighteen [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	2,631
Current estimates of cumulative claims	2,631
Cumulative payments to date	(1,223)
Net undiscounted provision for unpaid claims	1,408
Later than 1 year [member] | 2009 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	3,721
Later than 1 year [member] | 2010 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,764
Later than 1 year [member] | 2011 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,728
Later than 1 year [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,930
Later than 1 year [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,227
Later than 1 year [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,334
Later than 1 year [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,367
Later than 1 year [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,421
Later than 1 year [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,307
Later than Two Years [member] | 2009 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	3,820
Later than Two Years [member] | 2010 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,851
Later than Two Years [member] | 2011 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,823
Later than Two Years [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,922
Later than Two Years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,191
Later than Two Years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,280
Later than Two Years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,310
Later than Two Years [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,334
Later than three years [member] | 2009 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	3,982
Later than three years [member] | 2010 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,921
Later than three years [member] | 2011 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,779
Later than three years [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,885
Later than three years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,158
Later than three years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,225
Later than three years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,234
Later than four year [Member] | 2009 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	4,128
Later than four year [Member] | 2010 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,926
Later than four year [Member] | 2011 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,768
Later than four year [Member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,860
Later than four year [Member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,097
Later than four year [Member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,147
Over 5 years [member] | 2009 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	4,100
Over 5 years [member] | 2010 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,931
Over 5 years [member] | 2011 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,739
Over 5 years [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,818
Over 5 years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,047
Later Than Six Years [member] | 2009 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	4,137
Later Than Six Years [member] | 2010 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,904
Later Than Six Years [member] | 2011 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,702
Later Than Six Years [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,793
Later Than Seven Years [Member] | 2009 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	4,097
Later Than Seven Years [Member] | 2010 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,884
Later Than Seven Years [Member] | 2011 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,696
Later Than Eight Years [Member] | 2009 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	4,068
Later Than Eight Years [Member] | 2010 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	1,883
Later Than Nine Years [Member] | 2009 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	$ 4,055